ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 603	$ 440
Accounts payable	388	276
Interest payable on borrowings	301	153
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable	58	53
Current portion of lease liabilities	41	33
Income tax payable	41	78
Current portion of contract liability	35	24
Other	72	29
Total accounts payable and accrued liabilities	$ 1,539	$ 1,086